Fair Values of Assets and Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value measurement transfers from one level to another	$ 0	$ 0	$ 0
Significant changes to the valuation techniques to measure fair value during the reporting period	No significant changes to the valuation techniques used by the Company to measure fair value.
Mortgage loans held for sale measured at fair value, net gain	$ 84,000,000	33,000,000	$ 27,000,000
Carrying value of unfunded commitments, deferred non-yield related loan fees and standby letters of credit	555,000,000	618,000,000
Other guarantees carrying value	$ 192,000,000	$ 186,000,000
Minimum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	0.00%
Maximum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	98.00%
Average [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	2.00%